Risk and Capital Management - Schedule of Financial Assets Individually Evaluated Classified by Rating (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Other financial assets	R$ 1,512,220	R$ 1,396,543
Other financial assets, percentage	100.00%	100.00%
Low
Disclosure of financial assets [line items]
Other financial assets	R$ 1,507,025	R$ 1,365,184
Medium
Disclosure of financial assets [line items]
Other financial assets	2,238	26,886
High
Disclosure of financial assets [line items]
Other financial assets	2,957	4,473
Interbank deposits and securities purchased under agreements to resell
Disclosure of financial assets [line items]
Other financial assets	R$ 346,790	R$ 310,151
Other financial assets, percentage	22.90%	22.20%
Interbank deposits and securities purchased under agreements to resell | Low
Disclosure of financial assets [line items]
Other financial assets	R$ 346,790	R$ 310,151
Interbank deposits and securities purchased under agreements to resell | Medium
Disclosure of financial assets [line items]
Other financial assets	0	0
Interbank deposits and securities purchased under agreements to resell | High
Disclosure of financial assets [line items]
Other financial assets	0	0
Securities
Disclosure of financial assets [line items]
Other financial assets	R$ 329,965	R$ 327,507
Other financial assets, percentage	21.80%	23.50%
Securities | Low
Disclosure of financial assets [line items]
Other financial assets	R$ 325,342	R$ 318,322
Securities | Medium
Disclosure of financial assets [line items]
Other financial assets	2,061	5,133
Securities | High
Disclosure of financial assets [line items]
Other financial assets	2,562	4,052
Financial assets at fair value through other comprehensive income
Disclosure of financial assets [line items]
Other financial assets	R$ 132,473	R$ 106,303
Other financial assets, percentage	8.80%	7.60%
Financial assets at fair value through other comprehensive income | Low
Disclosure of financial assets [line items]
Other financial assets	R$ 132,367	R$ 106,267
Financial assets at fair value through other comprehensive income | Medium
Disclosure of financial assets [line items]
Other financial assets	0	18
Financial assets at fair value through other comprehensive income | High
Disclosure of financial assets [line items]
Other financial assets	106	18
Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Other financial assets	R$ 702,992	R$ 652,582
Other financial assets, percentage	46.50%	46.70%
Financial assets at fair value through profit or loss | Low
Disclosure of financial assets [line items]
Other financial assets	R$ 702,526	R$ 630,444
Financial assets at fair value through profit or loss | Medium
Disclosure of financial assets [line items]
Other financial assets	177	21,735
Financial assets at fair value through profit or loss | High
Disclosure of financial assets [line items]
Other financial assets	R$ 289	R$ 403